Pledged Assets - Schedule of Assets Pledged As Collateral (Detail) - TWD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Pledged Assets [line items]
Assets pledged as collateral for liabilities or contingent liabilities		$ 71,427,635	$ 65,105,835
Restricted cash in banks [member]
Disclosure of Pledged Assets [line items]
Assets pledged as collateral for liabilities or contingent liabilities	[1]	35,809	91,753
Land and buildings [member]
Disclosure of Pledged Assets [line items]
Assets pledged as collateral for liabilities or contingent liabilities		28,423,642	27,696,480
Machinery and equipment [member]
Disclosure of Pledged Assets [line items]
Assets pledged as collateral for liabilities or contingent liabilities		$ 42,968,184	$ 37,317,602

[1]	Classified as other current financial assets and other noncurrent assets by its liquidity.